Equity (Deficit) (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Certificate of Contribution "A"

PEMEX’s Certificates of Contribution “A” are as follows:

Amount
Certificates of Contribution “A” as of December 31, 2016	Ps. 356,544,447
Increase in Certificates of Contribution “A” during 2017	—

Certificates of Contribution “A” as of December 31, 2017	356,544,447
Increase in Certificates of Contribution “A” during 2018	—

Certificates of Contribution “A” as of December 31, 2018	Ps. 356,544,447